Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Salaries and benefits	$ 233,944	$ 245,497	$ 161,199
Consulting	176,986	422,547	394,885
Director fees	27,245	93,727	24,797
Stock-based compensation	0	0	374,535
Related Party Transaction, Amounts of Transaction	$ 438,175	$ 761,771	$ 955,416